Stock Based Compensation	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation [Abstract]
STOCK BASED COMPENSATION

NOTE 11 - STOCK BASED COMPENSATION

The Company’s shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 275,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 44,000 shares for awards to outside directors. Under this plan, the Company granted 7,423 options to employees in 2015, 12,500 options to employees in 2014, and 28,600 options, which included 4,000 options granted to outside directors in 2013.  No options were granted under this plan in 2016.  As of December 31, 2016, there were 4,058 shares available for stock option awards to outside directors.

At the Annual Meeting held on April 22, 2014, the Company’s shareholders approved the Norwood Financial Corp 2014 Equity Incentive Plan. An aggregate of 250,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 40,000 shares for awards to outside directors. The Plan also authorized the Company to award restricted stock to officers and outside directors, limited to 42,000 shares of restricted stock awards for officers and 8,000 shares of restricted stock awards for outside directors. Under this plan, the Company granted 24,450 shares in 2016 which included 16,000 options to employees, 6,000 shares of restricted stock to officers and 2,450 shares of restricted stock to directors.  In 2015, the Company granted 13,727 shares which included 7,077 options to employees, 4,250 shares of restricted stock to officers and 2,400 shares of restricted stock to directors.  In 2014, the Company granted 9,300 shares, which included 2,800 shares of restricted stock to outside directors.  All shares granted in 2014 were for restricted stock.  The restricted shares vest over a five-year period.  The product of the number of shares granted and the grant date market price of the Company’s common stock determine the fair value of restricted stock under the company’s restricted stock plan.  Management recognizes compensation expense for the fair value of restricted stock on a straight-line basis over the requisite service period for the entire award.  As of December 31, 2016, there were 202,523 shares available for future awards under this plan, which includes 170,173 shares available for officer awards and 32,350 shares available for awards to outside directors.  Included in these totals are 25,250 shares available for restricted stock awards to officers and 350 shares available for restricted stock awards to outside directors.

Total unrecognized compensation cost related to stock options was $93,000 as of December 31, 2016, $71,000 as of December 31, 2015 and $66,000 as of December 31, 2014.  Salaries and employee benefits expense includes $71,000,  $66,000 and $154,000 of compensation costs related to options for the years ended December 31, 2016, 2015 and 2014, respectively.   Compensation costs related to restricted stock amounted to $89,000,  $55,000 and $0 for the years ended December 31, 2016, 2015 and 2014, respectively.  The expected future compensation expense relating to non-vested restricted stock outstanding as of December 31, 2016 and 2015 was $579,000 and $398,000 respectively.  Net income was reduced by $130,000,  $92,000 and $146,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

A summary of the Company’s stock option activity and related information for the years ended December 31 follows:

	2016			2015			2014
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	194,521	$26.91		206,463	$26.74		219,540	$26.64
Granted	16,000	33.56		14,500	28.55		12,500	29.08
Exercised	(30,823)	27.34		(16,859)	26.19		(25,577)	27.05
Forfeited	(19,269)	27.86		(9,583)	27.02		-	-

Outstanding, end of year	160,429	$27.37	$931,963	194,521	$26.91	$362,754	206,463	$26.74	$477,640

Exercisable, end of year	144,429	$26.39	$931,963	180,021	$26.78	$359,854	193,963	$26.59	$477,640

Exercise prices for options outstanding as of December 31, 2016 ranged from $24.44 to $33.56 per share. The weighted average remaining contractual life is 5.6 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2016	2015	2014
Dividend yield	3.93%	3.77%	3.57%
Expected life	10 years	10 years	10 years
Expected volatility	24.84%	24.35%	24.97%
Risk-free interest rate	2.44%	2.28%	2.17%
Weighted average fair value of options granted	$5.79	$4.89	$5.30

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $843,000 in 2016. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2016, all the shares issued in connection with stock option exercises, 30,823 shares in total, were issued from available treasury shares.

As of December 31, 2016, outstanding stock options consist of the following:

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	12,650	$28.41	1.0	12,650	$28.41
	13,200	25.00	2.0	13,200	25.00
	12,650	25.99	3.0	12,650	25.99
	1,100	24.44	3.2	1,100	24.44
	15,229	25.25	4.0	15,229	25.25
	19,800	24.97	5.0	19,800	24.97
	21,450	27.05	6.0	21,450	27.05
	1,100	27.55	6.0	1,100	27.55
	2,000	28.95	6.7	2,000	28.95
	21,250	26.90	7.0	21,250	26.90
	10,000	29.08	8.0	10,000	29.08
	14,000	28.55	9.0	14,000	28.55
	16,000	33.56	10.0	-	-

Total	160,429			144,429

A summary of the Company’s restricted stock activity and related information for the years ended December 31 is as follows:

	2016		2015
		Weighted-Average		Weighted-Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Non-vested, beginning of year	13,810	$28.82	9,300	$29.08
Granted	8,450	33.56	6,650	28.55
Vested	(3,120)	28.85	(1,860)	29.08
Forfeited	(450)	28.80	(280)	29.08
Non-vested at December 31	18,690	$30.96	13,810	$28.82